Mergers and Acquisitions - Summary of Pro Forma Financial Data of Historical Financial Statements Related to Business Combinations (Detail) - Aggregated individually immaterial business combinations [member]
$ in Millions
12 Months Ended
Dec. 31, 2019 MXN ($)
Disclosure of Detailed Information About Business Combination [Line Items]
Total revenues	$ 185,737
(Loss) income before taxes	17,763
Net (loss) income	$ 15,500